PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

7.PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2023 and 2022, property, plant and equipment consist of the following:

	2023	2022

Land	$70,888,383	$70,888,383
Buildings	143,206,685	140,042,534
Furniture and Fixtures	827,273	471,696
Leasehold Improvements	14,680,328	10,927,265
Equipment and Software	9,497,864	8,050,827
Construction in Progress	10,166,294	6,447,286

Total Property, Plant and Equipment	249,266,827	236,827,991
Less Accumulated Depreciation and Amortization	(33,580,458)	(20,397,067)
Property, Plant and Equipment, Net	$215,686,369	$216,430,924

During the years ended December 31, 2023 and 2022, the Company recorded depreciation expense of $13,492,771 and $11,323,468, respectively. Construction in progress represents assets under construction for cultivation not yet ready for use. Additionally, during the year ended December 31, 2023 and 2022, the Company capitalized interest to property and equipment of $273,699 and $1,043,392, respectively.